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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Piper Jaffray Companies
Address: 800 Nicoilet Mall
         Suite 800
         Minneapolis, MN 55402-7020

Form 13F File Number: 28-10776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tim Carter
Title: Treasurer
Phone: 612 303-6000

Signature, Place, and Date of Signing:


              Tim Carter                 Minneapolis, MN           7/30/09
-------------------------------------   -----------------   --------------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           41

Form 13F Information Table Value Total:      $16,854
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ----------------------- ---------- -------- ---------------------
                                                          VALUE   SHRS OR           PUT/ INVESTMENT  OTHER
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT   SH/PRN  CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- -------- ---- ---------- -------- --------- ------ ----
AIRTRAN HLDGS INC            NOTE  7.000% 7/0 00949PAB4    3,820 4,000,000 PRN                               4,000,000      0    0
ALEXION PHARMACEUTICALS INC  COM              015351109        2        39 SH                                       39      0    0
AMERICAN ITALIAN PASTA CO    CL A             027070101        3       100 SH                                      100      0    0
AMERICAN MED SYS HLDGS INC   NOTE  3.250% 7/0 02744MAA6      482   500,000 PRN                                 500,000      0    0
APOGEE ENTERPRISES INC       COM              037598109        1       100 SH                                      100      0    0
ARYX THERAPEUTICS INC        COM              043387109        1       200 SH                                      200      0    0
ATMI INC                     COM              00207R101        6       400 SH                                      400      0    0
BIOFORM MEDICAL INC          COM              09065G107        7     3,181 SH                                    3,181      0    0
CADENCE DESIGN SYSTEM INC    NOTE  1.500%12/1 127387AF5    1,650 2,500,000 PRN                               2,500,000      0    0
CANADIAN SOLAR INC           COM              136635109        1       100 SH                                      100      0    0
CERNER CORP                  COM              156782104      393     6,305 SH                                    6,305      0    0
CHATTEM INC                  COM              162456107        1        10 SH                                       10      0    0
CIGNA CORP                   COM              125509109        9       357 SH                                      357      0    0
CRAY INC                     NOTE  3.000%12/0 225223AB2       23    23,000 PRN                                  23,000      0    0
DEXCOM INC                   COM              252131107        1       147 SH                                      147      0    0
EPICOR SOFTWARE CORP         NOTE  2.375% 5/1 29426LAA6      806 1,194,000 PRN                               1,194,000      0    0
EV3 INC                      COM              26928A200        3       287 SH                                      287      0    0
FLOWSERVE CORP               COM              34354P105       14       200 SH                                      200      0    0
HOLOGIC INC                  FRNT  2.000%12/1 436440AA9      598   842,000 PRN                                 842,000      0    0
INTEL CORP                   COM              458140100      118     7,100 SH                                    7,100      0    0
JONES APPAREL GROUP INC      COM              480074103        1        58 SH                                       58      0    0
KING PHARMACEUTICALS INC     COM              495582108        1        65 SH                                       65      0    0
MACROVISION SOLUTIONS CORP   COM              55611C108      462    21,200 SH                                   21,200      0    0
MAGMA DESIGN AUTOMATION      NOTE  2.000% 5/1 559181AC6    1,790 2,869,000 PRN                               2,869,000      0    0
MASIMO CORP                  COM              574795100        1        33 SH                                       33      0    0
MICROCHIP TECHNOLOGY INC     COM              595017104        5       200 SH                                      200      0    0
NANOSPHERE INC               COM              63009F105        7     1,361 SH                                    1,361      0    0
NEW YORK & CO INC            COM              649295102      494   160,025 SH                                  160,025      0    0
NORDSTROM INC                COM              655664100        1        33 SH                                       33      0    0
NYSE EURONEXT                COM              629491101    1,733    63,578 SH                                   63,578      0    0
OMNICELL INC                 COM              68213N109        1        97 SH                                       97      0    0
PENN VA CORP                 NOTE  4.500%11/1 707882AA4      107   130,000 PRN                                 130,000      0    0
PHARMACEUTICAL RES INC       NOTE  2.875% 9/3 717125AC2    1,436 1,500,000 PRN                               1,500,000      0    0
POWER INTEGRATIONS INC       COM              739276103       70     2,937 SH                                    2,937      0    0
SHUTTERFLY INC               COM              82568P304       18     1,307 SH                                    1,307      0    0
SINCLAIR BROADCAST GROUP INC NOTE  4.875% 7/1 829226AU3      529   750,000 PRN                                 750,000      0    0
SUNPOWER CORP                DBCV  0.750% 8/0 867652AB5    2,139 2,350,000 PRN                               2,350,000      0    0
TJX COS INC NEW              COM              872540109        1        37 SH                                       37      0    0
VITAL IMAGES INC             COM              92846N104        1       100 SH                                      100      0    0
WORLD ACCEP CORP DEL         COM              981419104        2       100 SH                                      100      0    0
WRIGHT MED GROUP INC         COM              98235T107      116     7,125 SH                                    7,125      0    0